LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–94.01%
INVESTMENT COMPANIES–94.01%
Equity Fund–37.84%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	2,352,851	$35,871,562
		35,871,562
International Equity Funds–56.17%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Dimensional International Core Equity Fund	967,550	9,013,692
LVIP Loomis Sayles Global Growth Fund	3,293,239	35,165,206
LVIP SSGA Developed International 150 Fund	1,465,707	9,066,867
		53,245,765
Total Affiliated Investments (Cost $87,661,770)		89,117,327

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–5.28%
INVESTMENT COMPANY–5.28%
Money Market Fund–5.28%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.94%)	5,002,731	$ 5,002,731
Total Unaffiliated Investment (Cost $5,002,731)		5,002,731

TOTAL INVESTMENTS–99.29% (Cost $92,664,501)	94,120,058
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.71%	671,791
NET ASSETS APPLICABLE TO 9,101,007 SHARES OUTSTANDING–100.00%	$94,791,849

✧✧ Standard Class shares.

The following futures contracts were outstanding at September 30, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(10)	British Pound	$(698,813)	$(687,507)	12/19/22	$—	$(11,306)
(9)	Euro	(1,109,419)	(1,103,243)	12/19/22	—	(6,176)
(9)	Japanese Yen	(783,394)	(789,540)	12/19/22	6,146	—
					6,146	(17,482)
Equity Contracts:
(12)	E-mini MSCI Emerging Markets Index	(522,900)	(538,407)	12/16/22	15,507	—
(14)	E-mini Russell 2000 Index	(1,168,860)	(1,194,238)	12/16/22	25,378	—
(29)	E-mini S&P 500 Index	(5,222,175)	(5,429,892)	12/16/22	207,717	—
(8)	E-mini S&P MidCap 400 Index	(1,766,560)	(1,816,014)	12/16/22	49,454	—
(37)	Euro STOXX 50 Index	(1,202,080)	(1,223,118)	12/16/22	21,038	—
(10)	FTSE 100 Index	(772,038)	(783,100)	12/16/22	11,062	—
(5)	Nikkei 225 Index (OSE)	(896,151)	(911,198)	12/8/22	15,047	—
					345,203	—
Total Futures Contracts					$351,349	$(17,482)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
LVIP Multi-Manager Global Equity Managed Volatility Fund–1

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments (continued)
[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP Multi-Manager Global Equity Managed Volatility Fund–2

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$89,117,327	$—	$—	$89,117,327
Unaffiliated Investment Company	5,002,731	—	—	5,002,731
Total Investments	$94,120,058	$—	$—	$94,120,058
Derivatives:
Assets:
Futures Contracts	$351,349	$—	$—	$351,349
Liabilities:
Futures Contracts	$(17,482)	$—	$—	$(17,482)
There were no Level 3 investments at the beginning or end of the period.
LVIP Multi-Manager Global Equity Managed Volatility Fund–3

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Number of Shares 09/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-94.01%@
Equity Fund-37.84%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$51,040,474	$3,584,730	$6,323,546	$469,319	$(12,899,415)	$35,871,562	2,352,851	$1,874,003	$—
International Equity Funds-56.17%@
✧✧LVIP Dimensional International Core Equity Fund	12,613,215	1,154,522	1,477,330	(84,452)	(3,192,263)	9,013,692	967,550	84,209	—
✧✧LVIP Loomis Sayles Global Growth Fund	48,189,664	9,587,547	5,069,900	(1,058,352)	(16,483,753)	35,165,206	3,293,239	2,486,506	—
✧✧LVIP SSGA Developed International 150 Fund	12,668,674	1,687,297	2,456,309	(320,568)	(2,512,227)	9,066,867	1,465,707	388,462	—
Total	$124,512,027	$16,014,096	$15,327,085	$(994,053)	$(35,087,658)	$89,117,327		$4,833,180	$—

@ As a percentage of Net Assets as of September 30, 2022.
✧✧ Standard Class shares.
LVIP Multi-Manager Global Equity Managed Volatility Fund–4